united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 8/31

Date of reporting period: 5/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hundredfold Select Alternative Fund
Schedule of Investments (Unaudited)
May 31, 2015

Shares			Value					Value
		MUTUAL FUNDS - 57.1%			TOTAL INVESTMENTS - 83.2% (Cost - $66,731,483) (b)			$ 67,300,937
		ASSET ALLOCATION FUNDS - 5.6%			OTHER ASSETS LESS LIABILITIES - 16.8%			13,630,426
406,174		Neuberger Berman Absolute Return Multi Manager Fund	$ 4,536,962		NET ASSETS - 100.0%			$ 80,931,363

		DEBT FUNDS - 40.8%			(a)		Variable rate security; the rate shown represents the seven day effective yield at May 31, 2015.
347,908		Angel Oak Multi-Strategy Income Fund	4,234,035		(b)		Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of swap positions and futures) is $66,731,483 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
1,378,151		Eaton Vance Income Fund of Boston	8,213,781
1,113,134		Lord Abbett High Yield Fund	8,537,735
704,467		Osterweis Strategic Income Fund	8,214,089				Unrealized Appreciation:	$ 619,850
345,888		Semper MBS Total Return Fund	3,804,767				Unrealized Depreciation:	(50,396)
			33,004,407				Net Unrealized Appreciation:	$ 569,454
		EQUITY FUNDS - 10.7%
257,511		Highland Long/Short Healthcare Fund	4,303,006
373,333		Vanguard Global Minimum Volatility Fund/USA	4,379,200
			8,682,206

		TOTAL MUTUAL FUNDS (Cost - $45,654,121)	46,223,575

		SHORT-TERM INVESTMENTS - 26.1%
		MONEY MARKET FUND - 26.1%
21,077,362		Fidelity Institutional Money Market Funds - Money
		Market Portfolio - 0.04% (Cost - $21,077,362) (a)	21,077,362

Hundredfold Select Alternative Fund
Futures Contracts
							Notional Value at May 31, 2015	Unrealized (Depreciation)
Number of Contracts		Open Long Future Contracts				Expiration
39		S&P 500 E-Mini Future				June-15	8,213,400	(25,413)

Hundredfold Select Alternative Fund
Long Equity Swap Contracts
								Unrealized Appreciation (Depreciation)
			Number of Shares	Notional Value at May 31, 2015	Interest Rate Payable *	Termination Date
Reference Entity							Counterparty
Boston Beer Company			946,712	$ 8,350,000	3-Mth USD_LIBOR plus 100 bps	5/21/2017	Barclays	$ 29,651
iShares iBoxx High Yield Corp Bond ETF			90,000	8,177,193	3-Mth USD_LIBOR plus 100 bps	2/9/2016	CS	3,491
Loomis Sayles Senior Floating Rate and Fixed Income Fd Cl Y			3,811	39,211	3-Mth USD_LIBOR plus 100 bps	5/21/2017	CS	(13,203)
Loomis Sayles Senior Floating Rate and Fixed Income Fd Cl Y			820,313	8,400,000	3-Mth USD_LIBOR plus 100 bps	5/21/2017	CS	15,574
Loomis Sayles Senior Floating Rate and Fixed Income Fd Cl Y			819,431	8,350,000	3-Mth USD_LIBOR plus 100 bps	5/21/2017	CS	55,721
Pimco High Yield Spectrum			3,811	38,683	3-Mth USD_LIBOR plus 100 bps	4/4/2016	CS	83
Pimco High Yield Spectrum			4,253	43,378	3-Mth USD_LIBOR plus 100 bps	4/4/2016	CS	(79)
Pimco High Yield Spectrum			829,268	9,501,700	3-Mth USD_LIBOR plus 100 bps	4/4/2016	CS	(77,959)
RidgeWorth Seix Floating Rate High iNcome Fund Class I			320,611	8,400,000	3-Mth USD_LIBOR plus 100 bps	12/31/2015	Barclays	11,064
SPDR Barclays High Yield Bond ETF			206,000	8,120,499	3-Mth USD_LIBOR plus 100 bps	2/9/2016	CS	(1,187)
Totals				$ 59,420,664				$ 23,156

		CS- Credit Suisse Capital, LLC
	*	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Hundredfold Select Equity Fund
Schedule of Investments (Unaudited)
May 31, 2015

Shares			Value						Value
		MUTUAL FUNDS - 49.1%
		DEBT FUND - 10.7%				TOTAL INVESTMENTS - 84.7% (Cost - $8,247,342) (b)			$ 8,493,559
97,526		Semper MBS Total Return Fund	$ 1,072,785			OTHER ASSETS LESS LIABILITIES - 15.3%			1,541,063
						NET ASSETS - 100.0%			$ 10,034,622
		EQUITY FUNDS - 38.4%			(a)	Variable rate security; the rate shown represents the seven day effective yield at May 31, 2015.
83,052		Buffalo Dividend Focus Fund	1,186,815		(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax
48,707		Eventide Gilead Fund	1,468,040			purposes (excluding the value of futures and swap positions) is $8,279,965 and differs from
101,950		Vanguard Global Minimum Volatility Fund	1,195,872			market value by net unrealized appreciation (depreciation) of securities as follows:
			3,850,727					Unrealized Appreciation:	$ 225,218
								Unrealized Depreciation:	(11,624)
		TOTAL MUTUAL FUNDS (Cost - $4,677,295)	4,923,512					Net Unrealized Appreciation:	$ 213,594

		SHORT-TERM INVESTMENTS - 35.6%
		MONEY MARKET FUND - 35.6%
3,570,047		Fidelity Institutional Money Market Funds - Money Market Portfolio 0.04% (Cost - $3,570,047) (a)
			3,570,047

Hundredfold Select Equity Fund
Futures Contracts
									Unrealized Depreciation
Number of Contracts								Notional Value at
		Open Long Future Contracts					Expiration	May 31, 2015
24		S&P 500 E-Mini Future					June-15	2,527,200	(11,587)

Hundredfold Select Equity Fund
Long Equity Swap Contracts
			Number of Shares	Notional Value at May 31, 2015			Termination Date		Unrealized
Reference Entity						Interest Rate Payable *		Counterparty	Depreciation
Power Shares Senior Loan Portfolio			21,000	$ 506,787		1-Mth USD_LIBOR plus 30 bps	2/8/2016	CS	$ (658)

		CS - Credit Suisse
	*	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit Deferred Swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, as determined by Gemini, at the price received from the broker-dealer/counterparty that issued the swap.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - Each Fund may invest in portfolios of open-end or closed-end investment companies. Open-ended Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Open-ended Funds. Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will no change.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015 for each Fund’s assets and liabilities measured at fair value:

SELECT ALTERNATIVE
Assets *	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 46,223,575	$ -	$ -	$ 46,223,575
Money Market Fund	21,077,362	-	-	21,077,362
Total Investments	$ 67,300,937	$ -	$ -	$ 67,300,937
Derivatives
Open Swaps	$ -	$ 115,584	$ -	$ 115,584

Liabilities - Derivative
Open Swaps	$ -	$ (92,428)	$ -	$ (92,428)
Futures Contracts	-	(25,413)	-	(25,413)
Total Liabilities	$ -	$ (117,841)	$ -	$ (117,841)

SELECT EQUITY
Assets *	Level 1	Level 2	Level 3	Total
Investments
Mutual Fund	$ 4,923,512	$ -	$ -	$ 4,923,512
Money Market	3,570,047	-	-	3,570,047
Total Investments	$ 8,493,559	$ -	$ -	8,493,559
Liabilities - Derivative
Open Swaps	$ -	$ (658)	$ -	$ (658)
Futures Contracts	-	(11,587)	-	(11,587)
Total Liabilities	$ -	$ (12,245)	$ -	$ (12,245)
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for classification by asset class

Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index. The Funds collateralize swap agreements with cash and certain securities of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.
Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015
Futures Contracts – Each Fund may purchase and sell stock index futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign countries. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

The derivative instruments as of May 31, 2015 as disclosed in the Schedule of Investments serve as indicators of the volume of derivative activity for the portfolio.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of May 31, 2015:

			Currency risk	Equity risk	Credit risk	Total
	Futures		$ -	$ (25,413)	$ -	$ (25,413)
Hundredfold Select Alternative Fund	Swap Contracts		-	23,156	-	23,156
	Total		$ -	$ (2,257)	$ -	$ (2,257)

Hundredfold Select Equity Fund	Futures	-	-	(11,587)	-	(11,587)
	Swap Contracts		$ -	$ (658)	$ -	$ (658)
	Total		$ -	$ (12,245)	$ -	$ (12,245)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 7/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 7/29/15

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 7/29/15